INCOME TAXES - Disclosure of detailed information about effective income tax expense (recovery) (Details) - CAD ($)	12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018
Income taxes paid (refund) [abstract]
Net loss before tax and comprehensive loss	$ (2,924,236)	$ (4,612,286)	$ (998,225)
Statutory tax rate	27.00%	27.00%	26.92%
Expected income tax (recovery)	$ (789,544)	$ (1,245,317)	$ (268,689)
Non-deductible items and others	44,866	61,781	43,592
Goodwill impairment	0	186,864	0
Change in estimates	0	(214,745)	0
Change in deferred tax assets not recognized	744,678	965,938	213,774
Income tax expense (recovery)	$ 0	$ (245,479)	$ (11,323)